ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Liabilities and Other Liabilities [Abstract]
Summary of Accrued Liabilities And Other Payable
	December 31,
	2021	2020
Warranty provision	$60	$27
Accrued expenses	5,165	2,536
Fixed assets creditors	1,433	-
Others	50	16
	$6,708	$2,579